DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	6 Months Ended
Jun. 30, 2021
Direct operating expense from investment property [abstract]
Disclosure of detailed information about direct commercial property expense
The components of direct commercial property expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Property maintenance	$172	$162	$354	$336
Real estate taxes	152	151	309	308
Employee compensation and benefits	40	38	78	80
Lease expense(1)	3	4	6	8
Other(2)	107	90	213	193
Total direct commercial property expense	$474	$445	$960	$925
(1)Represents the operating expenses relating to variable lease payments not included in the measurement of the lease liability
(2)For the three and six months ended June 30, 2021, the partnership recorded a loss allowance in commercial property operating expense of $12 million and $25 million (2020 - $37 million and $37 million), respectively.